Fair Value Measurements of the Master Trust - Narrative (Details) - EBP 002	Dec. 31, 2025 USD ($) trust	Dec. 31, 2024 USD ($)
EBP, Investment, Fair Value and NAV [Line Items]
Number of trusts with redemption restrictions | trust	1
NAV amount with a redemption restriction	$ 35,011,498
Unfunded capital commitments for investments measured at NAV	$ 0	$ 0